Goodwill and Inatangible Assets	12 Months Ended
Dec. 31, 2024
Goodwill and Inatangible Assets [Abstract]
GOODWILL AND INATANGIBLE ASSETS

NOTE 9 – GOODWILL AND INATANGIBLE ASSETS:

A.	Composition and movements:

	Technology	Software License	Patent	Brand Name	Customer Relations	Goodwill	Total
	USD in thousands
Cost:
Balance as of January 1, 2024	12,908	-	100	8,030	6,234	8,550	35,822
Deconsolidation of Jeffs’ Brands (see section B below)	-	-	-	(8,030)	-	(563)	(8,593)
Currency translation	(10)	-	-	-	-	-	(10)
Impairment loss (see section C below)	-	-	-	-	-	(2,919)	(2,919)
Balance as of December 31, 2024	12,898	-	100	-	6,234	5,068	24,300
Accumulated Amortization:
Balance as of January 1, 2024	(4,866)	-	-	(1,987)	(1,633)	-	(8,486)
Deconsolidation of Jeffs’ Brands (see note 4E))	-	-	-	2,061	-	-	2,061
Additions	(2,031)	-	(100)	(74)	(893)	-	(3,098)
Currency translation	(7)	-				-	(7)
Balance as of December 31, 2024	(6,904)	-	(100)		(2,526)	-	(9,531)
Intangible assets, net, as of December 31, 2024	5,994	-	-	-	3,708	5,068	14,770

	Technology	Software License	Patent	Brand Name	Customer Relations	Goodwill	Total
	USD in thousands
Cost:
Balance as of January 1, 2023	12,921	1,366	75	6,039	6,234	9,068	35,703
Additions (see section B below)	-	-	25	1,991	-	-	2,016
Currency translation	(13)	(62)	-	-	-	(10)	(85)
Impairment loss (see section C below)	-	(1,304)	-	-	-	(508)	(1,812)
Balance as of December 31, 2023	12,908	-	100	8,030	6,234	8,550	35,822
Accumulated Amortization:
Balance as of January 1, 2023	(2,869)	-	-	(1,230)	(742)	-	(4,841)
Additions	(2,026)	-	-	(757)	(891)	-	(3,674)
Currency translation	29	-	-	-	-	-	29
Balance as of December 31, 2023	(4,866)	-	-	(1,987)	(1,633)	-	(8,486)
Intangible assets, net, as of December 31, 2023	8,042	-	100	6,043	4,601	8,550	27,336
B.	Additions and disposals during 2024 and 2023:

1.	Following the Fort Acquisition on March 9, 2023, an amount of USD 1,991 thousand was recorded as additional Brand name. For additional information, see note 4E.

2.	On January 25, 2024, Jeffs’ Brands entered into a private placement transaction with certain institutional investors for aggregate gross proceeds of approximately USD 7,275 thousand. The Company did not participate in the private placement and as a result its holdings in Jeffs’ Brands decreased to 13.37% of Jeffs’ Brands issued and outstanding share capital, which resulted deconsolidation and resulted loss of control in Jeffs’ Brands as of January 28, 2024. As a result, the brand name and the goodwill related to Jeffs’ Brands were deconsolidated as of such date.

C.	Impairments during 2024 and 2023:

1.	As of December 31, 2024, and 2023, the Group identified indicators of impairment of the online advertising and internet traffic routing reporting unit. As a result, the Group performed an impairment test which included a quantitative analysis of the fair value of the reporting unit. The fair value was estimated using the income approach, which is based on the present value of the future cash flows attributable to the reporting unit. The Group compared the fair value of the reporting unit to its carrying amount. As the carrying amount exceeded the fair value, the Group recognized an impairment loss of USD 2,919 thousand and USD 508 thousand in the consolidated statements of income/loss and other comprehensive income/loss for the year ended December 31, 2024 and 2023, respectively, which was driven mainly due to a decrease in the cash flow projections.

2.	On February 4, 2021, Eventer received an exclusive license for using the broadcasting system of Screenz with respect to the field of virtual conferences and development services (“Software License”). As of December 31, 2023, the management of Eventer reviewed the carrying amount of the Software License and determined that it was not recoverable as no cashflows are expected to be generated by the Software License in the foreseeable future. As such, the Group recognized an impairment loss of USD 1,304 thousand in the consolidated statements of income/loss and other comprehensive income/loss.